Prepaid expenses and other current assets (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Percentage of value added tax	22.00%	22.00%
Research and development tax credit	€ 4,100,000	€ 4,400,000
Taxes payable current	732,000	600,000
Research and development expense	6,474,441	5,338,962	€ 3,390,677
Other current assets	64,664	219,400	21,987
Other prepaid expense	378,148	103,540	€ 18,247
Director [Member]
Related Party Transaction [Line Items]
Other prepaid expense	200,000
Allowance For Corporate Equity [Member]
Related Party Transaction [Line Items]
Other current assets		180,000
Accruing Financial Interest Income On Time Deposit [Member]
Related Party Transaction [Line Items]
Other current assets		38,000
Research And Development Expense Related Party [Member]
Related Party Transaction [Line Items]
Research and development expense	€ 430,000	€ 698,000